Share capital and share-based compensation - Summary of RSU Activities (Details) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Share-based compensation | $	$ 3.8	$ 4.0	$ 10.7	$ 15.5
Restricted share units
Disclosure of classes of share capital [line items]
Beginning balance (in shares)			2,000,680	938,752	938,752
Granted (in shares)			2,322,225	1,480,618
Number of other equity instruments exercised (in shares)			(784,426)	(317,619)
Forfeited (in shares)			(257,654)	(53,823)
Ending balance (in shares)	3,280,825	2,047,928	3,280,825	2,047,928	2,000,680
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Granted (in dollars per share) | $ / shares			$ 5.63	$ 7.66
Exercised (in dollars per share) | $ / shares			8.46	11.22
Forfeited (in dollars per share) | $ / shares			7.63	10.04
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 6.66	$ 8.79	$ 6.66	$ 8.79	$ 8.69	$ 11.47
Share-based compensation | $	$ (3.0)	$ (3.1)	$ (8.5)	$ (10.0)
Restricted share units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Vesting period			3 years
Restricted share units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Vesting period			1 year